CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Parent [Member]	Non-controlling Interest [Member]
Beginning Balance at Oct. 14, 2010	$ 0	$ 0	$ 0		$ 0		$ 0
Beginning balance (in shares) at Oct. 14, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		20,000
Issuance of common stock	200	0	200			200	0
Net loss	0
Ending Balance at Dec. 31, 2010	200		200			200	0
Ending balance (in shares) at Dec. 31, 2010		20,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		10,298,053
Issuance of common stock	102,196	104	102,092			102,196	0
Common stock offering costs, commissions and dealer manager fees	15,940		(15,940)			(15,940)	0
Common stock issued through distribution reinvestment plan (in shares)	0	28,599
Common stock issued through distribution reinvestment plan	271		271			271	0
Distributions declared	1,069				(1,069)	(1,069)	0
Common stock repurchases	(25)		(25)			(25)	0
Adjustments to Additional Paid in Capital, Other	2		2			2	0
Share based compensation, net of forfeitures (in shares)		9,750
Share based compensation, net of forfeitures	43		43			43	0
Net loss	(2,124)				(2,124)	(2,124)
Other comprehensive loss	(98)			(98)		(98)	0
Ending Balance at Dec. 31, 2011	83,456	104	86,643	(98)	(3,193)	83,456	0
Ending balance (in shares) at Dec. 31, 2011	10,356,402	10,356,402
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		163,851,640
Issuance of common stock	1,622,872	1,639	1,621,233			1,622,872	0
Common stock offering costs, commissions and dealer manager fees	(180,551)		(180,551)			(180,551)	0
Common stock issued through distribution reinvestment plan (in shares)	2,800,000	2,819,422
Common stock issued through distribution reinvestment plan	26,784	28	26,756			26,784	0
Distributions declared	(65,053)				(65,053)	(65,053)	0
Common stock repurchases (in shares)		(191,031)
Common stock repurchases	(1,874)	(2)	(1,872)			(1,874)	0
Share based compensation, net of forfeitures (in shares)		15,639
Share based compensation, net of forfeitures	54		54			54	0
Contribution from non-controlling interest holder	7,375					0	7,375
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(90)						(90)
Net loss	(32,151)				(32,121)	(32,121)	(30)
Other comprehensive loss	(3,825)			(3,825)		(3,825)	0
Ending Balance at Dec. 31, 2012	$ 1,456,997	$ 1,769	$ 1,552,263	$ (3,923)	$ (100,367)	$ 1,449,742	$ 7,255
Ending balance (in shares) at Dec. 31, 2012	176,852,072	176,852,072